NexPoint Capital, Inc.

Maximum Offering of 150,000,000 Shares of Common Stock

Supplement No. 21 dated February 15, 2017

to

Prospectus dated May 1, 2016

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of NexPoint Capital, Inc. dated May 1, 2016 (the “Prospectus”), Supplement No. 1, dated May 25, 2016, Supplement No. 2, dated June 1, 2016, Supplement No. 3, dated June 8, 2016, Supplement No. 4, dated June 15, 2016, Supplement No. 5, dated June 22, 2016, Supplement No. 7, dated July 8, 2016, Supplement No. 8, dated July 13, 2016, Supplement No. 9, dated July 20, 2016, Supplement No. 10, dated July 27, 2016, Supplement No. 11, dated August 24, 2016, Supplement No. 12, dated August 31, 2016, Supplement No 13, dated September 7, 2016, Supplement No. 14, dated September 23, 2016, Supplement No. 15, dated November 2, 2016, Supplement No. 16, dated November 16, 2016, Supplement No. 17, dated November 30, 2016, Supplement No. 18, dated January 4, 2017, Supplement No. 19, dated January 11, 2017 and Supplement No. 20, dated January 18, 2017. The Prospectus has been filed with the Securities and Exchange Commission, and is available at www.sec.gov or by calling us toll-free at (877) 665-1287. Unless otherwise defined in this supplement, capitalized terms used in this supplement shall have the same meanings as set forth in the Prospectus.

You should carefully consider the “Risk Factors” beginning on page 35 of the Prospectus before you decide to invest in shares of our common stock.

Increase in Public Offering Price

On February 15, 2017, we increased our public offering price from $10.55 per share to $10.60 per share. This increase in the public offering price is effective as of our February 15, 2017 closing and first applied to subscriptions received from February 8, 2017 through February 14, 2017. In accordance with our previously disclosed share pricing policy, our net asset value per share is not above, nor more than 2.5% below, our net offering price per share as of February 13, 2017.

NEX-SUPP21-0217